LOANS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF LOANS PAYABLE

A summary of the Company’s loans payable is as follows:

	Bank facilities (a)	Trafigura loan facility (b)	Other loans payable (c)	Promissory loan payable (d)	Total
	$	$	$	$	$
Balance, December 31, 2024	14,791	4,034	744	-	19,569
Proceeds advanced	44,279	-	16,993	11,684	72,956
Interest expense	1,223	336	-	569	2,128
Foreign exchange loss or gain	3,797	-	(160)	5,270	8,907
Repayment with cash	(32,595)	(1,848)	(17,131)	-	(51,574)
Balance, December 31, 2025	31,495	2,522	446	17,523	51,986
Less: Current portion	(31,495)	(1,412)	(212)	(17,523)	(50,642)
Non-current portion	-	1,110	234	-	1,344

Balance, December 31, 2025	31,495	2,522	446	17,523	51,986
Proceeds advanced	47,325	-	10	7,634	54,969
Interest expense	1,503	47	-	510	2,060
Foreign exchange gain	(4,892)	-	(75)	(2,218)	(7,185)
Repayment with cash	(37,930)	(2,569)	(87)	(16,076)	(56,662)
Balance, June 30, 2026	37,501	-	294	7,373	45,168
Less: Current portion	(37,501)	-	(94)	(7,373)	(44,968)
Non-current portion	-	-	200	-	200